Loans and borrowings - Additional Information (Details) - EUR (€) € in Thousands				12 Months Ended
	Dec. 14, 2022	Sep. 16, 2022	Jul. 14, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Nov. 30, 2020
Disclosure of detailed information about borrowings
Repayment of borrowings	€ 220,000		€ 200,000	€ 420,685	€ 2,376	€ 170,838
Outstanding balance				22,845	€ 435,350
Facility B | Senior Facilities Agreement
Disclosure of detailed information about borrowings
Maximum borrowing capacity							€ 420,000
Repayment of borrowings	220,000		200,000
Outstanding balance	€ 0		€ 0
Unamortized debt issuance costs				€ 6,800
Total unutilized credit facilitiy		€ 220,000
RCF | Senior Facilities Agreement
Disclosure of detailed information about borrowings
Maximum borrowing capacity							€ 110,000
Additional revolving facility		€ 110,000